Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,400	$ 1,253
Gold bullion	2,827,417	1,933,002
Silver bullion	1,594,588	1,026,685
Total assets	4,423,405	2,960,940
Current liabilities
Accounts payable	125	1,157
Total liabilities	125	1,157
Equity
Unitholders' capital	3,191,809	2,733,097
Unit premiums and reserves	80	62
Retained earnings (deficit)	1,234,584	226,624
Underwriting commissions and issue expenses	(3,193)
Total equity (note 7)	4,423,280	2,959,783
Total liabilities and equity	$ 4,423,405	$ 2,960,940
Total equity per Unit	$ 19.95	$ 15.19